UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Financial Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31, 2008

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Portfolio of Investments as of June 30, 2007
(Unaudited)	First Financial Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—102.0%
DOMESTIC COMMON STOCKS—76.8%

Banks & Thrifts—39.7%
41,000	1st United Bancorp, Inc. † (a) (b)	553,500
83,490	Alliance Bankshares Corporation †	1,106,242
468,000	AmeriServ Financial, Inc. † (a)	2,059,200
73,900	AmeriServ Financial, Inc. (a)	325,160
251,735	Bancorp, Inc. †	5,628,795
10,200	Bank of Commerce Holdings	110,364
87,500	Bank of Florida Corporation †	1,521,625
34,000	Bank of Marin	1,110,100
83,300	Bank of Virginia †	699,720
454,460	BankAtlantic Bancorp, Inc. Class A	3,912,901
318,800	BankFinancial Corporation	4,925,460
57,000	BCB Bancorp, Inc.	941,070
146,700	Benjamin Franklin Bancorp, Inc.	2,018,592
143,200	Beverly Hills Bancorp, Inc.	1,119,824
64,300	Beverly National Corporation	1,331,010
235,300	Capital Corporation of the West	5,637,788
180,100	Cardinal Financial Corporation	1,777,587
85,000	Cardinal State Bank †	1,416,100
46,585	Carolina Trust Bank †	745,360
340,815	CCF Holding Company (c)	6,185,792
257,300	Centennial Bank Holdings, Inc. † (a)	2,179,331
55,100	Centrue Financial Corporation	1,104,755
8,820	Coastal Banking Company, Inc. †	176,400
304,100	Commerce Bancorp, Inc.	11,248,659
60,000	Community Bank (a) (b)	3,967,800
66,000	Community Bank of Orange, N.A. (a)	250,800
75,800	Connecticut Bank & Trust †	625,350
114,831	Dearborn Bancorp, Inc. †	1,946,385
121,300	Eastern Virginia Bankshares	2,668,600
97,200	FC Holdings, Inc. (a) (b)	972,000
100,000	Federal City National Bank (a) (b)	516,000
16,900	Fidelity Southern Corporation	285,610
39,700	First American International (a) (b)	1,052,050
141,978	First California Financial Group, Inc. † (a)	1,705,156
17,400	First Capital Bancorp, Inc. †	278,226
14,599	First Citizens BancShares, Inc., Class A	2,838,046
167,300	First Community Bancorp	9,571,233
47,000	First Indiana Corporation	1,039,640
219,534	First Regional Bancorp † (a)	5,584,945
234,400	First Security Group, Inc.	2,531,520
66,726	First Southern Bancorp (a)	1,751,558
14,400	First Trust Bank †	270,000
193,261	Florida Capital Group (a) (b)	2,222,502
12,000	FNB Bancorp	366,000
71,468	FNB United Corporation	1,142,773
225,236	Gateway Financial Holdings	3,290,698
32,500	Great Florida Bank Class A †	471,250
137,700	Great Florida Bank Class A †	1,996,650
15,300	Great Florida Bank Class B †	214,200
92,369	Greenville First Bancshares, Inc. †	1,882,480
228,000	Hampshire First Bank † (a) (b)	2,052,000
33,527	Heritage Oaks Bancorp	600,133
39,700	IBERIABANK Corporation	1,963,165
29,800	IBERIABANK Corporation (a)	1,473,610
49,200	ICB Financial (a) (b)	350,550

37,100	Intervest Bancshares Corporation †	1,044,736
19,000	Katahdin Bankshares Corporation (a) (b)	325,755
138,600	LSB Bancshares, Inc.	1,891,890
206,400	MetroCorp Bancshares, Inc.	4,421,088
905,600	National Bancshares, Inc. (a) (b)	2,128,160
39,900	New England Bancshares, Inc. (a)	498,750
59,850	Northrim Bancorp, Inc.	1,634,504
40,500	Oak Ridge Financial Services, Inc. †	441,855
54,208	Parkway Bank †	607,130
130,500	Pennsylvania Commerce Bancorp †	3,684,015
163,590	Pilot Bancshares, Inc. (a)	2,126,670
46,000	PNC Financial Services Group	3,292,680
190,540	Republic First Bancorp, Inc. †	1,829,184
61,945	SCBT Financial Corporation	2,254,798
195,700	Signature Bank †	6,673,370
111,615	Southern Connecticut Bancorp, Inc. †	814,790
302,900	Square 1 Financial, Inc. (a) (b)	4,543,500
97,500	State Bancorp, Inc. (a) (b)	1,462,793
80,151	Sterling Bank	689,299
32,450	SuffolkFirst Bank †	292,050
329,545	Sun Bancorp, Inc. †	5,559,424
21,100	Team Financial, Inc.	327,894
24,344	The Bank Holdings, Inc. †	401,919
79,800	TIB Financial Corporation	1,025,430
71,900	Tidelands Bancshares, Inc. (a)	948,361
231,000	UMB Financial Corporation	8,516,970
52,148	Valley Commerce Bancorp †	972,560
177,763	Wainwright Bank & Trust Company	2,316,252
36,700	Yardville National Bancorp	1,253,305
		175,695,397

Diversified Financial Services—6.0%
28,100	Capital One Financial Corporation	2,204,164
25,000	CMET Financial Holdings, Inc. (a) (b) (d)	530,250
42,400	E *Trade Financial Corporation †	936,616
165,700	Goldleaf Financial Solutions †	894,780
276,300	Highland Financial Trust † (a) (b) (d)	4,904,325
60,000	Independence Financial Group, Inc. (a) (b)	600,000
93,615	Mackinac Financial Corporation (a)	879,981
175,100	Muni Funding Co of America, LLC † (a) (b) (d)	1,751,000
116,000	Nasdaq Stock Market, Inc. †	3,446,360
25,700	National Financial Partners Corporation	1,190,167
455,100	Ocwen Structured Investments, LLC (a) (b)	758,515
74,631	Peppercoin, Inc. (a) (b)	3,582
265,000	Resource Capital Corporation † (a) (d)	3,704,700
117,200	Technology Investment Capital Corporation	1,850,588
4,666,667	Terra Nova Financial Group (a)	910,000
86,900	The Western Union Company	1,810,127
		26,375,155

Insurance—5.5%
49,600	American International Group, Inc.	3,473,488
277,400	AmTrust Financial Services, Inc. (a) (d)	5,212,346
37,700	Assurant, Inc.	2,221,284
90,700	Conseco, Inc. †	1,894,723
66,600	ProAssurance Corporation †	3,707,622
435,033	UCBH Holdings, Inc.	7,948,053
		24,457,516

Mortgages & REITS—3.6%
166,000	Arbor Realty Trust, Inc.; REIT	4,284,460
458,300	Cypress Sharpridge † (a) (b) (d)	4,812,150
55,000	Embarcadero Bank (a) (b)	550,000
155,504	Newcastle Investment Holdings Corporation; REIT † (b)	1,150,730
81,300	RAIT Financial Trust; REIT	2,115,426
87,900	Verde Realty (a) (b)	2,900,700
		15,813,466

Savings & Loans—22.0%
196,700	Abington Bancorp, Inc.	1,878,485
75,500	American Bancorp of NJ	779,160
40,200	Appalachian Bancshares, Inc. †	693,450
363,500	Bankunited Financial Corporation, Class A	7,295,445
124,326	Berkshire Hills Bancorp, Inc.	3,917,512
129,280	Broadway Financial Corporation (c)	1,423,373
60,100	Carver Bancorp, Inc.	961,600
81,700	Central Federal Corporation	571,900
324,800	CFS Bancorp, Inc.	4,716,096
24,400	Charter Financial Corporation	1,244,400
34,500	Citizens Community Bank †	488,175
150,400	Citizens First Bancorp, Inc.	3,278,720
99,300	Downey Financial Corporation	6,551,814
26,900	ECB Bancorp, Inc.	792,743
396,200	ESSA Bancorp, Inc. †	4,378,010
32,500	Fidelity Federal Bancorp	747,500
25,638	First Community Bank Corporation of America †	394,056
79,400	Firstfed Financial Corporation †	4,504,362
31,995	Flushing Financial Corporation	513,840
43,400	Georgetown Bancorp, Inc. †	349,370
93,045	Great Lakes Bancorp, Inc. †	1,229,124
222,900	Hampden Bancorp, Inc. †	2,507,625
3,630	HF Financial Corporation	63,598
122,600	Home Federal Bancorp, Inc.	2,033,934
93,100	Jefferson Bancshares, Inc.	1,099,511
4,900	KNBT Bancorp, Inc.	72,030
81,700	Legacy Bancorp, Inc.	1,221,415
66,000	Liberty Bancorp, Inc.	725,340
130,712	LSB Corporation	2,202,497
310,300	MidCountry Financial Corporation (a) (b)	5,275,100
93,100	Newport Bancorp, Inc. †	1,260,574
67,100	Old Line Bancshares, Inc.	654,225
50,500	Oritani Financial Corporation †	721,645
110,400	Osage Bancshares, Inc.	905,280
163,300	Pacific Premier Bancorp, Inc. †	1,745,677
417,200	People's Choice Financial Corporation † (a) (b) (d)	0
165,930	Perpetual Federal Savings Bank (c)	4,231,215
17,500	Privee LLC (a) (b)	2,500,050
75,100	Provident Financial Holdings, Inc.	1,877,500
40,650	Redwood Financial, Inc. † (c)	650,400
90,000	River Valley Bancorp (c)	1,620,000
104,900	Rome Bancorp, Inc.	1,288,172
6,300	Royal Financial, Inc. †	96,075
289,600	SI Financial Group, Inc.	3,275,376
89,540	Southcoast Financial Corporation †	1,858,850
100,000	Sterling Eagle (a) (b)	518,000
195,200	TFS Financial Corporation †	2,252,608
110,500	Third Century Bancorp (c)	1,270,750
162,900	United Financial Bancorp, Inc.	2,303,406
341,100	Viewpoint Financial Group	5,870,331

36,900	Westfield Financial	367,893
		97,178,212

	Total Domestic Common Stocks (cost $302,098,641)	339,519,746

FOREIGN COMMON STOCKS—25.2%

Australia—0.2%
75,600	Bendigo Bank, Ltd.	974,913

Bermuda—5.6%
25,500	Allied World Assurance Holdings, Ltd.	1,306,875
112,718	Catlin Group, Ltd.	1,083,267
54,754	Flagstone Reinsurance Holdings, Ltd. †	729,323
474,000	Hopson Development Holdings, Ltd.	1,330,831
377,000	Maiden Holdings, Ltd. † (a) (b) (d)	3,770,000
49,900	RAM Holdings, Ltd. †	785,925
37,500	Security Capital Assurance, Ltd.	1,157,625
48,000	Arch Capital Group, Ltd. †	3,481,920
112,000	CRM Holdings, Ltd. †	856,800
132,800	IPC Holdings, Ltd.	4,288,112
98,000	Max Re Capital, Ltd.	2,773,400
34,300	Platinum Underwriters Holdings, Ltd.	1,191,925
3,700	White Mountains Insurance Group, Ltd.	2,242,274
		24,998,277

Brazil—0.8%
283,600	Abyara Planejamento Imobilia †	3,606,108

Canada—1.8%
308,248	Canadian Western Bank	8,183,242

Cayman Islands—0.6%
526,500	Greentown China Holdings, Ltd.	1,144,873
22,200	Ace, Ltd.	1,387,944
		2,532,817

China—0.1%
151,500	Stella International Holdings, Ltd. †	300,368

Denmark—0.6%
12,690	Gronlandsbanken	2,533,302

France—0.7%
75,763	Credit Agricole S.A.	3,089,093

Germany—2.2%
47,516	Commerzbank AG	2,277,490
531,000	European Capital Beteiligung (a)	7,587,363
		9,864,853

Guernsey—0.5%
154,243	European Capital, Ltd.	2,203,950

Hong Kong—0.4%
805,500	BOC Hong Kong Holdings, Ltd.	1,918,470

Liechtenstein—0.7%
30,820	Liechtenstein Landesbank	2,942,183

Netherlands—1.1%
107,696	ING Groep N.V.	4,769,267

Spain—0.3%
57,100	Laboratorios Almirall S.A. †	1,129,755

Switzerland—6.0%
20,463	Basler Kantonalbank	1,945,120
32,219	Credit Suisse Group	2,296,287
8,968	Luzerner Kantonalbank	1,990,287
5,891	St Galler Kantonalbank †	2,917,622
8,447	Valiant Holding †	1,209,570
22,390	Augsburg Re AG (a) (b) (d)	0
44,125	Augsburg Re AG Convertible Debt (a) (b) (d)	24,788
270,500	UBS AG	16,232,705
		26,616,379

Turkey—0.0% *
0	Turkiye Vakiflar Bankasi T.A.O.	1

United Kingdom—3.6%
94,133	Amvescap, PLC	1,221,004
160,000	HSBC Holdings, PLC	2,937,296
447,061	New Star Asset Management Group, Ltd.	4,054,263
32,240	Standard Chartered, PLC	1,054,361
1,683,984	Aberdeen Asset Management, PLC	6,622,176
		15,889,100

	Total Foreign Common Stocks (cost $95,270,448)	111,552,078

WARRANTS—0.0% *
12,300	ICB Financial, Warrant, Expires 6/30/09 † (a) (b)	0
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50 †	50,700
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09 † (a) (b) (d)	16,308
2,333,333	Terra Nova Financial Group, Warrant, Expires 3/20/11 † (a) (b)	169,167

	Total Warrants (cost $0)	236,175

	Total Long Term Investments (cost $397,369,089)	451,307,999

SHORT TERM INVESTMENTS—1.6%

Par
Value	Description	Value (Note 1)
Repurchase Agreement—1.6%
7,100,000

Deutsche Triparty Mortgage Repo, 5.360% dated 6/29/2007, to be repurchased at $7,103,171 on 07/02/2007, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $7,242,001, a rate of 5.000% and a maturity of 12/01/2035.

	(Cost $7,100,000)	7,100,000

Total Investments — 103.6% (cost $404,469,089)		$458,407,999
	Other Assets and Liabilities — (3.6%)	(15,968,203)

	Net Assets — 100%	442,439,796

†	Non-income producing security.
(a)	Private Placement restricted as to resale and does not have a readily available market.
(b)	Indicates a fair valued security. Total market value for fair valued securities is $50,381,275 representing 11.39% of the total net assets.
(c)	Affiliated Company. See Note 3 to Financial Statements
(d)	Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.
*	Amount represents less than 0.1% of net assets.
REIT -	Real Estate Investment Trust

FIRST FINANCIAL FUND, INC.

Notes to Schedule of Investments

June 30, 2007 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Note 2.  Unrealized Appreciation/ (Depreciation)

On June 30, 2007 based on cost of $404,613,259 for federal income tax purposes aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $77,028,968 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $23,234,228.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value

Broadway Financial Corporation	129,280	129,280	6,464	1,423,373
CCF Holding Company	340,815	340,815	59,643	6,185,792
Perpetual Federal Savings Bank	165,930	165,930	41,482	4,231,215
Redwood Financial, Inc.	40,650	40,650	—	650,400
River Valley Bancorp	90,000	90,000	18,000	1,620,000
Third Century Bancorp	110,500	110,500	4,420	1,270,750

Item 2. Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/21/07

By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	8/21/07